SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 16,584.7
Fair Value	18,054.7
Amount At Which Shown In The Balance Sheet	18,054.7
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	13,415.3
Fair Value	13,540.4
Amount At Which Shown In The Balance Sheet	13,540.4
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,630.4
Fair Value	3,662.2
Amount At Which Shown In The Balance Sheet	3,662.2
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,247.3
Fair Value	2,256.0
Amount At Which Shown In The Balance Sheet	2,256.0
Fixed maturities | Bonds | Foreign government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	15.6
Fair Value	15.6
Amount At Which Shown In The Balance Sheet	15.6
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	96.3
Fair Value	100.0
Amount At Which Shown In The Balance Sheet	100.0
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,788.7
Fair Value	2,826.6
Amount At Which Shown In The Balance Sheet	2,826.6
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,337.5
Fair Value	4,366.1
Amount At Which Shown In The Balance Sheet	4,366.1
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	299.5
Fair Value	313.9
Amount At Which Shown In The Balance Sheet	313.9
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,896.8
Fair Value	3,241.7
Amount At Which Shown In The Balance Sheet	3,241.7
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	106.7
Fair Value	156.4
Amount At Which Shown In The Balance Sheet	156.4
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	208.1
Fair Value	332.4
Amount At Which Shown In The Balance Sheet	332.4
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,136.3
Fair Value	2,041.7
Amount At Which Shown In The Balance Sheet	2,041.7
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	445.7
Fair Value	711.2
Amount At Which Shown In The Balance Sheet	711.2
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,272.6	[1]
Fair Value	1,272.6	[1]
Amount At Which Shown In The Balance Sheet	$ 1,272.6	[1]

[1]	Includes $6.3 million in treasury bills issued by the Australian government.